New accounting standards, amendments and interpretations	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
New accounting standards, amendments and interpretations
2.	New accounting standards, amendments and interpretations
Standards, amendments and interpretations effective or adopted
The following standards and amendments are effective in the group’s consolidated financial statements:

•	Annual Improvements 2018-2020 Cycle—amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41;

•	Interest Rate Benchmark Reform—Phase 2 - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16;

•	Amendments to IFRS 3 ‘References to the Conceptual Framework’;

•	Amendments to IFRS 16 ‘Covid-19-related rent concessions’;

•	Amendments to IAS 16 ‘Property, plant and equipment—proceeds before intended use’; and

•	Amendments to IAS 37 ‘Onerous contracts—cost of fulfilling a contract’.
Amendments effective during the reporting period did not have any significant impact on adoption.
Standards, amendments and interpretations not yet effective and not early adopted
The following standards and amendments have not been adopted in the group’s consolidated financial statements as they are not yet effective:

•	IFRS 17, ‘Insurance contracts’ as amended in December 2021 (effective from 1 January 2023,);

•	Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8 (effective from 1 January 2023);

•	Amendments to IAS 12 ‘Deferred tax related to assets and liabilities arising from a single transaction’ (effective from 1 January 2023);

•	Amendments to IFRS 16 ‘Lease liability in a sale and leaseback’ (effective from 1 January 2024); and

•	Amendments to IAS 1 ‘Non-current liabilities with covenants’ (effective from 1 January 2024).
The amendments listed above are not expected to have a material impact on the financial statements of the Group in future periods.